ADVANCE TO SUPPLIERS	6 Months Ended
Jun. 30, 2021
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

10.ADVANCE TO SUPPLIERS

	June 30,	December 31,
	2021	2020
Forestry development program	1,249,628	1,015,115
Advance to suppliers	35,821	43,162
	1,285,449	1,058,277

Current	35,821	43,162
Non-current	1,249,628	1,015,115

In the annual financial statements for the year ended December 31, 2020, the characteristics of the advances were disclosed, which did not change during the period of 2021.